Document and Entity Information	3 Months Ended
Apr. 30, 2012
Document and Entity Information
Entity Registrant Name	Alternative Energy Partners, Inc.
Document Type	10-Q
Document Period End Date	Apr. 30, 2012
Amendment Flag	false
Entity Central Index Key	0001446896
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding	106,216,194
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3